PRESIDENT'S LETTER


Dear Shareholder:

I am pleased to present to you this semiannual report for the Liberty Value Fund for the six-month period that ended December 31, 2000.

In the first part of the year, investors' primary concerns were rising interest rates and the perception of an overheating domestic economy. By the middle of the year, the perception was that interest rates were flattening and the economy was weakening. Although the prospect of a decline in interest rates loomed on the horizon in 2000, the Federal Reserve did not cut its short-term interest rates until the beginning of 2001 in an effort to avert a stalling of the domestic economy.

In 2000 investors once again embraced value stocks. In 1999, when growth funds were the favored performers, it was one of the worst years for value managers. It was a time we noticed that a number of our competitors were trying to adapt to the changing climate by adding more growth-like stocks to value funds. Then, in 2000, the situation reversed and value funds became favored. Liberty's portfolio managers stuck to value during a difficult period, and when this type of investment style returned to favor, it was the shareholders who benefited.

The following report provides a discussion of your Fund and the economic and market factors that have had an impact on its performance. Thank you for choosing to invest in the Liberty Value Fund and for giving us the opportunity to serve your investment needs.

Sincerely,



Stephen E. Gibson
President
February 12, 2001



[SET IN SMALLER FONT]

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS


A RETURN TO VALUE STOCKS IN THE LATTER HALF OF 2000

Looking back, 2000 was the year that investors returned to basics. A company might have had a great product or idea, but investors were once again focusing hard on a company's valuation. In 2000, although value stocks performed better than the broad market, market performance was still being affected by the decline of technology stocks.


FUND BENEFITED FROM GOOD PERFORMANCE IN ENERGY SECTOR

We believe that in 1999 energy prices declined as a result of the Asian crisis of 1998. As countries affected by this financial crisis began to recover, global demand for oil began to increase. In 2000, energy prices started to rise from their lowest point in recent memory. The lean structure of many energy companies allowed many of the price gains to drop to bottom-line profits. As such, the Fund's energy holdings generally performed well.

PORTFOLIO MANAGER'S REPORT


FUND PERFORMS WELL AS VALUE STOCKS RETURN TO FAVOR
For the six-month period that ended December 31, 2000, the Fund's Class A shares posted a total return of 16.00%, without sales charge. The Fund performed better than its benchmark index, the S&P Barra Value Index,(1) which posted a return of 10.59% for the same period. The Fund also outperformed its peer group, the Morningstar(R) Large Value Category,(2) which returned 7.78%.

Investors returned to investing in reasonably valued and undervalued securities. No longer were they willing to invest capital in companies with just a good product or idea. Investors were looking at the prospect for a return on their capital. Technology stocks, once the drivers of overall market growth, were having the opposite effect on market performance in 2000.


DISCOVERING OPPORTUNITIES IN A DECLINING TECHNOLOGY SECTOR
When searching the technology sector for investment opportunities, we avoided some of those high-flying companies with little valuation support. Instead, we concentrated on technology service companies such as First Data Corporation (2.2% of net assets) and Electronic Data Systems Corporation (0.8% of net assets). Typically, the earnings for these companies can be charted along a fairly stable course. Moreover, we were successful in choosing companies that were not as adversely affected by the downward spiral of technology stocks.

Within this sector, one of the Fund's poorer performers was WorldCom, Inc. (1.2% of net assets). Conventional wisdom stated that the long-distance business was going to disappear; that soon companies would provide long distance for free. A nice theory-- however, the reality was that the cash generated from the long-distance business funds other telecommunications services such as DSL and Internet access. A number of companies were formed to offer free long distance and free Internet access, or free long distance coupled with another telecommunication service. In an environment where investors were willing to give companies money without the immediate expectation of a return on their capital, there was a lot of competition in long distance sector. When that capital dried up, quite a bit of the competition disappeared. However, investors had priced WorldCom stock as if this intense competition would continue in perpetuity, which it has not. So we added to our WorldCom position.


OUR FOCUS ON INSURANCE
Within the financial services sector, we focused the Fund's holdings on insurance companies rather than banks. Even though insurance companies have gone through their own mini-recession, banks have had the most profitability in recent years. Despite this situation, the valuations for insurance companies and banks were virtually the same. Our assessment was that banks were at peak earnings and therefore those earnings would probably start declining, while insurance companies were experiencing trough earnings and those levels were probably going to improve.

Berkshire Hathaway Inc. (3.1% of net assets) provides a good example of what is happening within the insurance industry. Berkshire Hathaway's main business is property/casualty insurance. The first thing that attracted our attention was the company's valuation. The stock was selling at book value. Typically, companies sell at book value when they are going through very difficult times. There was nothing wrong with the management of Berkshire Hathaway, which is controlled by Warren Buffet. Although valuation first got our attention, we saw that the company's underlying business was improving. The property/casualty insurance industry had been going through its own mini-recession for the past five years. There was too much capacity which decreased profitability and the industry suffered. With this industry's emergence from its recession, Berkshire Hathaway reaped the benefits from a turnaround in its main business. On top of that the company owns GeneralCologne Re, the parent company of the largest property/casualty reinsurance business in the United States. The turnaround of property/casualty insurance was also benefiting the reinsurance industry--a double boon for the company. In Berkshire Hathaway, we saw an attractively valued company, probably the best management team in the business and improving fundamentals. The company was one of our better performers during the period.


SLOWING ECONOMY MAY PROVIDE OPPORTUNITIES
It's quite clear that the economy is slowing. The strength of retail sales and consumer confidence has been ebbing. The prevailing assumption was that the economy is going to have a soft landing. We expected that the Federal Reserve was going to attempt to slow the economy by raising interest rates in order for the economy to begin growing again. However, the economy has slowed much faster than expected. To prevent the economy from stalling, the Federal Reserve Board has cut its benchmark short-term interest rate --the federal funds rate -- twice since the beginning of 2001. We believe there's a possibility that the economy may have a hard landing--that there will be a longer gap before the resumption of growth. In this environment, we are considering a more defensive investment strategy in the months ahead. Regardless, our emphasis has been on--and continues to be on--high quality, well-run companies with attractive valuations.


/s/ SCOTT B. SCHERMERHORN

SCOTT B. SCHERMERHORN, senior vice president of the Advisor, is the portfolio manager of the Liberty Value Fund. Mr. Schermerhorn has managed various other funds at Colonial since October 1998.



[SET IN SMALLER FONT SIZE]
An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower-rated bonds, and foreign, political and economic developments also may affect the Fund's performance.

----------------------------
(1) The Standard & Poor's (S&P) Barra Value Index is an unmanaged index that tracks the performance of value stocks, as determined by low price-to-book ratios including in the S&P 500 Index. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

(2) (C)2001, Morningstar, Inc.; all rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. and may not be copied or distributed for any purpose, and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not been granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

STOCK STORIES

BOUGHT
--------------------------------------------------------------------------------
AMERADA HESS CORPORATION (2.7% of net assets), an independent integrated oil and gas company, conducts exploration and production in the United States, United Kingdom, Indonesia and other countries. Amerada Hess benefited from this rebounding of oil prices, and also from a change in management. The company began as a family-run business and for a time the management retained a strong focus on family interests. As a result of this family-centric focus, the company's valuation was below that of its competitors. When control of the company passed from the founder to his son, investors saw that the son began to manage the company much more as a publicly traded company than a family-run business. This change in management focus, coupled with the company's high leverage to oil and gas prices has made the company more attractive to investors.


BOUGHT
--------------------------------------------------------------------------------
PHILIP MORRIS COMPANIES INC. (3.5% of net assets) experienced a resurgence in the company's valuation. First, the legal environment for tobacco companies was improving. The prevailing belief is that the administration of George W. Bush may be less litigious than the previous presidential administration. Philip Morris is the world's largest tobacco firm. Second, the fundamentals for food companies has recently improved. Food companies have had a difficult time over the past number of years. Philip Morris owns Kraft Foods, Inc. (and Kraft Foods International, Inc.), the largest food company in the United States and the second largest in world. An improving legal climate for tobacco companies and improved fundamentals for food companies combined to help the stock price for Philip Morris rise significantly during the latter half of 2000.

LIBERTY VALUE FUND
6/30/00 - 12/31/00

PERFORMANCE HIGHLIGHTS:

-----------------------------------------------------------------------
SIX-MONTH TOTAL RETURNS FOR     WITHOUT SALES       WITH SALES CHARGE
THE PERIOD ENDED 12/31/00       CHARGE (%)          (%)
-----------------------------------------------------------------------
Class A                          16.00               9.33
-----------------------------------------------------------------------
Class B                          15.47              10.47
-----------------------------------------------------------------------
Class C                          15.56              14.56
-----------------------------------------------------------------------
Class Z                          16.25               N/A
-----------------------------------------------------------------------



------------------------------------
NET ASSET VALUE PER SHARE    ($)
AS OF 12/31/00
------------------------------------
Class A                      13.11
------------------------------------
Class B                      13.04
------------------------------------
Class C                      13.05
------------------------------------
Class Z                      13.13
------------------------------------



------------------------------------
SIX-MONTH DISTRIBUTIONS      ($)
AS OF 12/31/00
------------------------------------
Class A                      0.040
------------------------------------
Class B                      0.018
------------------------------------
Class C                      0.018
------------------------------------
Class Z                      0.047
------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                    PERFORMANCE OF THE FUND VERSUS THE S&P BARRA GROWTH AND S&P BARRA VALUE INDEXES
                                                   6/30/00 - 12/31/00
-----------------------------------------------------------------------------------------------------------------------
                                  LIBERTY VALUE FUND,       S&P BARRA GROWTH INDEX         S&P BARRA VALUE INDEX
                                    CLASS A SHARES
                                 WITHOUT SALES CHARGE
-----------------------------------------------------------------------------------------------------------------------
    SIX-MONTH RETURN (%)                 16.00                      -24.04                         10.59
-----------------------------------------------------------------------------------------------------------------------

Past performance does not guarantee future investment results.

Growth is represented by the S&P Barra Growth Index. Value is represented by the S&P Barra Value Index. Both are unmanaged indexes that contain a subset of stocks in the S&P 500 Index. The Barra Value Index contains companies with lower price-to-book ratios, while the Barra Growth Index contains those with higher ratios. Unlike mutual funds, indexes do not incur fees or expenses. It is not possible to invest in an index.

-------------------------------------------------------------------------
SECTOR BREAKDOWN 6/30/00 VS. 12/31/99     6/30/00 (%)      12/31/00 (%)
-------------------------------------------------------------------------
Consumer Staples                           24.9              21.0
-------------------------------------------------------------------------
Energy                                     14.5              17.5
-------------------------------------------------------------------------
Financials                                 12.2              15.0
-------------------------------------------------------------------------
Health Care                                12.2              10.5
-------------------------------------------------------------------------
Consumer Cyclical                          9.3              10.1
-------------------------------------------------------------------------

Sector breakdowns are calculated as a percentage of equity market value. Since the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.


--------------------------------------------------------
TOP TEN HOLDINGS AS OF 12/31/00           12/31/00 (%)
--------------------------------------------------------
Procter & Gamble                           4.4
--------------------------------------------------------
XL Capital LTD Class A                     4.0
--------------------------------------------------------
Sara Lee                                   3.9
--------------------------------------------------------
Philip Morris                              3.5
--------------------------------------------------------
Archer Daniels Midland                     3.5
--------------------------------------------------------
Berkshire Hathaway Class A                 3.1
--------------------------------------------------------
Anadarko Petroleum                         3.0
--------------------------------------------------------
Merck                                      3.0
--------------------------------------------------------
Amerada Hess                               2.7
--------------------------------------------------------
Schering Plough                            2.7
--------------------------------------------------------


Portfolio holdings are calculated as a percentage of total net assets. Since the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

-----------------------------------------------------------------------------------------------
SHARE CLASS                 A                    B                 C                Z
INCEPTION(1)
-----------------------------------------------------------------------------------------------
                         4/1/96                4/1/96            8/1/97          12/1/98
--------------------------------------------------------------------------------------------
                    With      Without     With      Without   With     With       Without
                    sales      sales      sales      sales    sales    sales       sales
                   charge     charge     charge     charge   charge   charge      charge
                     (%)        (%)        (%)       (%)      (%)       (%)         (%)
--------------------------------------------------------------------------------------------
1 YEAR               15.93      9.26      14.96      9.96     15.05    14.05      16.32
--------------------------------------------------------------------------------------------
3 YEARS               8.58      6.45       7.75      6.88      7.77     7.77       8.76
--------------------------------------------------------------------------------------------
LIFE OF FUND         13.99     12.58      13.12     12.86     13.14    13.14      14.12
--------------------------------------------------------------------------------------------

(1)The Fund was first made available to the public on November 2, 1998. Prior to that date, the Fund's management team and investment strategy were different.


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year, 3% for life of the Fund and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

Share price and investment returns will vary, so you may have a gain or a loss when you sell your shares. Total returns include changes in share price and reinvestment of distributions. Portfolio holdings are as of 12/31/00 and are subject to change.

Investment Portfolio
December 31, 2000 (Unaudited)
(In thousands)
COMMON STOCKS - 102.8%                             SHARES           VALUE
----------------------------------------------------------------------------
CONSUMER STAPLES  - 21.7%
 FOOD, BEVERAGES & TOBACCO - 15.9%
  AGRICULTURAL PRODUCTS - 3.5%
Archer-Daniels-Midland Co.                                   104    $  1,566
                                                                    --------

  PACKAGED FOODS - 6.5%
Conagra Foods, Inc.                                           45       1,170
Sara Lee Corp.                                                72       1,771
                                                                    --------
                                                                       2,941
                                                                    --------

  SOFT DRINKS - 2.4%
PepsiCo, Inc.                                                 22       1,090
                                                                    --------

  TOBACCO - 3.5%
Philip Morris Companies, Inc.                                 36       1,602
                                                                    --------

 HOUSEHOLD & PERSONAL PRODUCTS - 5.8%
  HOUSEHOLD PRODUCTS - 5.8%
Kimberly Clark Corp.                                           9         636
Procter & Gamble Co.                                          25       1,969
                                                                    --------
                                                                       2,605
                                                                    --------

TOTAL CONSUMER STAPLES                                                 9,804
                                                                    --------
----------------------------------------------------------------------------
ENERGY - 18.0%
  INTEGRATED OIL & GAS - 12.0%
Amerada Hess Corp.                                            17       1,242
Chevron Corp.                                                  6         532
Phillips Petroleum Co.                                        19       1,057
Royal Dutch Petroleum Co.                                     18       1,066
Texaco, Inc.                                                   9         567
USX-Marathon Group                                            34         952
                                                                    --------
                                                                       5,416
                                                                    --------

  OIL & GAS DRILLING - 1.6%
Diamond Offshore Drilling, Inc.                               18         720
                                                                    --------

  OIL & GAS EQUIPMENT & SERVICES - 1.4%
Tidewater, Inc.                                               15         661
                                                                    --------

  OIL & GAS EXPLORATION & PRODUCTION - 3.0%
Anadarko Petroleum Corp.                                      19       1,358
                                                                    --------

TOTAL ENERGY                                                           8,155
                                                                    --------
----------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 15.4%
 AUTOMOBILES & COMPONENTS - 3.2%
  AUTO PARTS & EQUIPMENT - 0.7%
Delphi Automotive Systems Corp.                               30         335
                                                                    --------

  TIRES & RUBBER - 2.5%
Goodyear Tire & Rubber Co.                                    49       1,124
                                                                    --------

 CONSUMER DURABLES & APPAREL - 4.7%
  FOOTWEAR - 1.2%
Nike, Inc., Class B                                            9         519
                                                                    --------

  LEISURE PRODUCTS - 1.8%
Mattel, Inc.                                                  57         820
                                                                    --------

  PHOTOGRAPHIC EQUIPMENT - 1.7%
Eastman Kodak Co.                                             20         780
                                                                    --------

 HOTELS, RESTAURANTS & LEISURE - 2.0%
  RESTAURANTS - 2.0%
McDonald's Corp.                                              27         921
                                                                    --------

 MEDIA - 1.3%
  MOVIES & ENTERTAINMENT - 1.3%
The Walt Disney Co.                                           20         587
                                                                    --------

 RETAILING - 4.2%
  COMPUTER & ELECTRONICS RETAIL  - 0.6%
Circuit City Stores, Inc.-Circuit                             24         271
                                                                    --------

  DEPARTMENT STORES - 1.0%
J.C. Penney Co., Inc.                                         42         456
                                                                    --------

  HOME IMPROVEMENT RETAIL - 2.6%
Sherwin-Williams Co.                                          44       1,155
                                                                    --------

TOTAL CONSUMER DISCRETIONARY                                           6,968
                                                                    --------
----------------------------------------------------------------------------
FINANCIALS - 15.4%
 BANKS - 3.5%
Banc One Corp.                                                14         505
FleetBoston Financial Corp.                                   12         462
Washington Mutual, Inc.                                       11         594
                                                                    --------
                                                                       1,561
                                                                    --------

 DIVERSIFIED FINANCIALS - 2.3%
  DIVERSIFIED FINANCIAL SERVICES - 2.3%
Freddie Mac                                                   15       1,040
                                                                    --------

 INSURANCE - 9.6%
  INSURANCE BROKERS - 2.5%
Aon Corp.                                                     33       1,137
                                                                    --------

  PROPERTY & CASUALTY INSURANCE - 7.1%
Berkshire Hathaway, Inc. Class A (a)                          (b)      1,420
XL Capital Ltd. Class A                                       21       1,809
                                                                    --------
                                                                       3,229
                                                                    --------

TOTAL FINANCIALS                                                       6,967
                                                                    --------
----------------------------------------------------------------------------
HEALTH CARE - 10.8%
 HEALTH CARE EQUIPMENT & SERVICES - 2.7%

  HEALTH CARE EQUIPMENT - 1.1%
Boston Scientific Corp. (a)                                   38         524
                                                                    --------

  MANAGED HEALTH CARE - 1.6%
Aetna, Inc.-New                                               18         723
                                                                    --------

 PHARMACEUTICALS & BIOTECHNOLOGY - 8.1%
  PHARMACEUTICALS - 8.1%
Abbott Laboratories                                           23       1,109
Merck & Co., Inc.                                             14       1,339
Schering-Plough Corp.                                         21       1,203
                                                                    --------
                                                                       3,651
                                                                    --------

TOTAL HEALTH CARE                                                      4,898
                                                                    --------
----------------------------------------------------------------------------
INDUSTRIALS - 9.5%
 CAPITAL GOODS - 7.3%
  AEROSPACE & DEFENSE - 3.2%
Boeing Co.                                                    15         964
Raytheon Co.                                                  15         476
                                                                    --------
                                                                       1,440
                                                                    --------

  CONSTRUCTION & FARM MACHINERY - 1.4%
Deere & Co.                                                   14         655
                                                                    --------

  ELECTRICAL COMPONENTS & EQUIPMENT  - 1.6%
Emerson Electric Co.                                           9         741
                                                                    --------

  INDUSTRIAL CONGLOMERATES - 1.1%
Minnesota Mining & Manufacturing Co.                           4         482
                                                                    --------

 COMMERCIAL SERVICES & SUPPLIES - 2.2%
  DATA PROCESSING SERVICES - 2.2%
First Data Corp.                                              19       1,006
                                                                    --------

TOTAL INDUSTRIALS                                                      4,324
                                                                    --------
----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 5.3%
 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
  INTEGRATED TELECOMMUNICATION SERVICES - 5.3%
AT&T Corp.                                                    47         816
Sprint Corp. (FON Group)                                      16         329
Verizon Communications, Inc.                                  14         717
 WorldCom, Inc.                                               38         526
                                                                    --------
TOTAL TELECOMMUNICATION SERVICES                                       2,388
                                                                    --------
----------------------------------------------------------------------------
UTILITIES - 3.4%
  ELECTRIC UTILITIES - 3.4%
PG&E Corp.                                                    51       1,016
Southern Co.                                                  16         515
                                                                    --------
TOTAL UTILITIES                                                        1,531
                                                                    --------
----------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 1.8%
 SOFTWARE & SERVICES - 1.8%
  IT CONSULTING & SERVICES - 0.7%
Electronic Data Systems Corp.                                  6         347
                                                                    --------

  SYSTEMS SOFTWARE - 1.1%
Computer Associates International, Inc.                       25         486
                                                                    --------

TOTAL INFORMATION TECHNOLOGY                                             833
                                                                    --------
----------------------------------------------------------------------------
MATERIALS - 1.5%
 CHEMICALS - 1.5%
  INDUSTRIAL GASES - 1.5%
Praxair, Inc.                                                 15         666
                                                                    --------

TOTAL UTILITIES                                                          666
                                                                    --------


TOTAL COMMON STOCKS (COST OF $39,637)(c)                              46,534
                                                                    --------

OTHER ASSETS AND LIABILITIES - (2.8%)                                 (1,282
----------------------------------------------------------------------------

Net Assets - 100%                                                     45,252
                                                                    ========


NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------
(a) Non-income producing.
(b) Rounds to less than one thousand.
(c) Cost of investments for financial reporting and federal income tax purposes was $39,637.

STATEMENT OF ASSETS & LIABILITIES
December 31, 2000 (unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $39,637)                                        $ 46,534
                                                                           --------

Receivable for:
  Dividends                                                      71
  Fund shares sold                                              288
  Expense reimbursement due from Advisor                         52
  Deferred organization expenses                                  3
  Other                                                          13             427
                                                            -------        --------
    Total Assets                                                             46,961
                                                                           --------

LIABILITIES
Payable for:
  Fund shares repurchased                                       335
  Payable to bank                                             1,231
Accrued:
  Management fee                                                 31
  Service Fee - Class A, B, C                                     8
  Distribution fee - Class B                                     14
  Distribution fee - Class C                                      1
  Transfer agent                                                 19
  Bookkeeping fee                                                 2
  Other                                                          68
                                                            -------
    Total Liabilities                                                         1,709
                                                                           --------
Net Assets                                                                 $ 45,252
                                                                           --------

Net asset value & redemption price per share -
Class A ($14,879/1,135)                                                      $13.11
                                                                           --------
Maximum offering price per share - Class A
($13.11/0.9425)                                                              $13.91
                                                                           --------
Net asset value & offering price per share -
Class B ($26,980/2,069)                                                     $ 13.04
                                                                           --------
Net asset value & offering price per share -
Class C ($3,392/260)                                                        $ 13.05
                                                                           --------
Net asset value, redemption & offering price per share -
Class Z ($1/0)                                                              $ 13.13
                                                                           --------

COMPOSITION OF NET ASSETS
Capital paid in                                                            $ 42,188
Undistributed net investment income                                              84
Accumulated net realized loss                                                (3,917)
Net unrealized appreciation                                                   6,897
                                                                           --------
                                                                           $ 45,252
                                                                           --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
See notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2000 (unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                                                   $   458
Interest                                                                         16
     (net of nonreclaimable foreign taxes
                                                                            -------
      withheld which amounted to $2)                                            474

EXPENSES
Management fee                                              $   188
Service fee - Class A, B, C                                      42
Distribution fee - Class B                                       76
Distribution fee - Class C                                        8
Transfer agent fee                                               56
Bookkeeping fee                                                  14
Trustee fee                                                       3
Custodian fee                                                     4
Audit fee                                                         6
Legal fee                                                         4
Registration fee                                                 23
Reports to shareholders                                           3
Amortization of deferred organization expenses                    5
Other                                                            31
                                                            -------
                                                                463
Fees and expenses waived or borne
  by the Advisor                                               (161)            302
                                                            --------        -------
       Net Investment Income                                                    172
                                                                            -------


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                             1,327
Net change in unrealized appreciation/depreciation            5,285
                                                            --------
       Net Gain                                                               6,612
                                                                            -------

Increase in Net Assets from Operations                                      $ 6,784
                                                                            =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                      Six Months Ended      Year Ended
                                                  December 31, (unaudited)   June 30,
INCREASE (DECREASE) IN NET ASSETS                           2000               2000
                                                  ------------------------------------
OPERATIONS:
Net investment income                                       $   172         $   327
Net realized gain (loss)                                      1,327          (5,244)
Net change in unrealized appreciation/depreciation            5,285          (1,925)
                                                            -------         -------
    Net Increase (Decrease) from Operations                   6,784          (6,842)
Distributions:
From net investment income - Class A                            (37)            (95)
From net realized gains - Class A                                 -            (142)
From net investment income - Class B                            (31)            (60)
From net realized gains - Class B                                 -            (240)
From net investment income - Class C                             (3)             (5)
From net realized gains - Class C                                 -             (20)
From net investment income - Class Z                            (57)           (134)
From net realized gains - Class Z                                 -            (146)
                                                            -------         -------
                                                              6,656          (7,684)
                                                            -------         -------
Fund Share Transactions:
Receipts for shares sold - Class A                            3,806           4,463
Value of distributions reinvested - Class A                      34             224
Cost of shares repurchased - Class A                         (1,143)         (4,754)
                                                            -------         -------
                                                              2,697             (67)
                                                            -------         -------
Receipts for shares sold - Class B                            6,964          14,982
Value of distributions reinvested - Class B                      27             269
Cost of shares repurchased - Class B                         (2,552)         (9,896)
                                                            -------         -------
                                                              4,439           5,355
                                                            -------         -------
Receipts for shares sold - Class C                            1,703           1,534
Value of distributions reinvested - Class C                       2              23
Cost of shares repurchased - Class C                           (610)           (708)
                                                            -------         -------
                                                              1,095             849
                                                            -------         -------
Receipts for shares sold - Class Z                               36           7,908
Value of distributions reinvested - Class Z                      57             280
Cost of shares repurchased - Class Z                        (15,170)         (1,082)
                                                            -------         -------
                                                            (15,077)          7,106
                                                            -------         -------
    Net Increase from Fund Share
      Transactions                                           (6,846)         13,243
                                                            -------         -------
        Total Increase(Decrease)                               (190)          5,559
NET ASSETS
Beginning of period                                          45,442          39,883
                                                            -------         -------
End of period (including undistributed
  net investment income of $84 and
  $40, respectively)                                        $45,252         $45,442
                                                            =======         =======

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.
(In thousands)

                                                      Six Months Ended      Year Ended
                                                  December 31, (unaudited)   June 30,
NUMBER OF FUND SHARES                                       2000               2000
                                                  ------------------------------------
Sold - Class A                                                  307             377
Issued for distributions reinvested - Class A                     3              20
Repurchased - Class A                                           (96)           (424)
                                                            -------         -------
                                                                214             (27)
                                                            -------         -------
Sold - Class B                                                  569           1,244
Issued for distributions reinvested - Class B                     2              24
Repurchased - Class B                                          (216)           (864)
                                                            -------         -------
                                                                355             404
                                                            -------         -------
Sold - Class C                                                  138             129
Issued for distributions reinvested - Class C                     1               2
Repurchased - Class C                                           (50)            (64)
                                                            -------         -------
                                                                 89              67
                                                            -------         -------
Sold - Class Z                                                    3             665
Issued for distributions reinvested - Class Z                     5              25
Repurchased - Class Z                                        (1,215)            (93)
                                                            -------         -------
                                                             (1,207)            597
                                                            -------         -------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 (UNAUDITED)

NOTE 1.  ACCOUNTING POLICIES
ORGANIZATION:
Liberty Value Fund (formerly Colonial Value Fund) (the Fund), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                                   Converts to
          Original purchase                            Class A shares
     ----------------------------              ---------------------------
     Less than $250,000                                    8 years
     $250,000 to less than $500,000                        4 years
     $500,000 to less than $1,000,000                      3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sales price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identifi-cation method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES:
The fund incurred expenses of $53,387 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses)on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchase and sales securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other:
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc.(the Transfer Agent), an affiliate to the Adviser provided shareholder services for a monthly fee equal to 0.07% annually of the Fund's average net assets plus charges based on the umber of shareholder accounts and transactions. The Fund receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $4,149 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $36,928 and $211on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

Other:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $14,143,011 and $18,076,819, respectively.

Unrealized appreciation (depreciation) at December 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

      Gross unrealized appreciation             $    9,902,122
      Gross unrealized depreciation                 (3,005,209)
                                                --------------
          Net unrealized appreciation           $    6,896,913
                                                ==============

CAPITAL LOSS CARRYFORWARDS:
At June 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        Year of                                Capital Loss
       Expiration                              Carryforward
-------------------------                -----------------------

          2008                                  $1,137,471
                                         =======================

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  OTHER RELATED PARTY TRANSACTIONS
During the six months ended December 31, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker, total commissions paid to Alphatrade during the period were $10,276.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                 Six Months ended December 31, 2000
                                    =========================================================
                                                             (Unaudited)

                                     Class A         Class B         Class C         Class Z
                                    ---------       ---------       ---------       ---------
Net asset value -
   Beginning of period              $  11.340       $  11.310       $  11.310       $  11.340
                                    ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(b)                         0.061           0.016           0.016           0.076
Net realized and
  unrealized loss                       1.749           1.732           1.742           1.761
                                    ---------       ---------       ---------       ---------
   Total from Investment
      Operations                        1.810           1.748           1.758           1.837
                                    ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.040)         (0.018)         (0.018)         (0.047)
                                    =========       =========       =========       =========
Net asset value -
   End of period                    $  13.110       $  13.040       $  13.050       $  13.130
                                    =========       =========================================
Total return (c)(d)                     16.00% (e)      15.47% (e)      15.56% (e)      16.25% (e)
                                    =========       =========       =========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                             1.00% (g)       1.75% (g)       1.75% (g)       0.75% (g)
Fees and expenses waived
  or borne by the Advisor (f)            0.68% (g)       0.68% (g)       0.68% (g)       0.68% (g)
Net investment income (f)                1.02% (g)       0.27% (g)       0.27% (g)       1.27% (g)
Portfolio turnover                         30%             30%             30%             30%
Net assets at end
  of period (000)                   $  14,879       $  26,980       $   3,392       $       1

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:
                                    $   0.041       $   0.041       $   0.041       $   0.041
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Annualized.


                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                      Year ended June 30, 2000
                                    =========================================================

                                     Class A         Class B         Class C         Class Z
                                    ---------       ---------       ---------       ---------
Net asset value -
   Beginning of period              $  13.430       $  13.420       $  13.420       $  13.430
                                    ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(b)                         0.117           0.031           0.031           0.146
Net realized and
  unrealized loss                      (1.970)         (1.969)         (1.969)         (1.978)
                                    ---------       ---------       ---------       ---------
   Total from Investment
      Operations                       (1.853)         (1.938)         (1.938)         (1.832)
                                    ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.099)         (0.034)         (0.034)         (0.120)
From net realized gains                (0.138)         (0.138)         (0.138)         (0.138)
                                    =========       =========       =========       =========
   Total Distributions Declared
      to Shareholders                  (0.237)         (0.172)         (0.172)         (0.258)
                                    ---------       ---------       ---------       ---------
Net asset value -
   End of period                    $  11.340       $  11.310       $  11.310       $  11.340
                                    =========       =========       =========       =========
Total return (c)(d)                    (13.79%)        (14.43%)        (14.43%)        (13.63%)
                                    =========       =========       =========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                             1.00%           1.75%           1.75%           0.75%
Fees and expenses waived
  or borne by the Advisor (e)            0.63%           0.63%           0.63%           0.63%
Net investment income (e)                1.02%           0.27%           0.27%           1.27%
Portfolio turnover                         96%             96%             96%             96%
Net assets at end
  of period (000)                   $  10,441       $  19,380       $   1,934       $  13,687

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:
                                    $   0.073       $   0.073       $   0.073       $   0.073
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  The benefits derived from custody credits and directed brokerage arrangements had no impact.


                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                      Year ended June 30, 1999
                                    =========================================================

                                     Class A         Class B         Class C         Class Z (c)
                                    ---------       ---------       ---------       ---------
Net asset value -
   Beginning of period              $  13.960       $  13.910       $  13.910       $  11.230
                                    ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(b)                         0.137           0.043           0.044           0.089
Net realized and
  unrealized gain                       1.502           1.513           1.510           2.185
                                    ---------       ---------       ---------       ---------
   Total from Investment
      Operations                        1.639           1.556           1.554           2.274
                                    ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.201)         (0.093)         (0.091)         (0.065)
In excess of net investment
   income                              (0.028)         (0.013)         (0.013)         (0.009)
From net realized gains                (1.940)         (1.940)         (1.940)             --
                                    =========       =========       =========       =========
   Total Distributions Declared
      to Shareholders                  (2.169)         (2.046)         (2.044)         (0.074)
                                    ---------       ---------       ---------       ---------
Net asset value -
   End of period                    $  13.430       $  13.420       $  13.420       $  13.430
                                    =========       =========       =========       =========
Total return (d)(e)                     15.07%          14.23%          14.21%          20.30% (f)
                                    =========       =========       =========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                             1.00%           1.75%           1.75%           0.75% (h)
Fees and expenses waived
  or borne by the Advisor (g)            1.28%           1.28%           1.28%           1.08% (h)
Net investment income (g)                1.07%           0.32%           0.32%           1.21% (h)
Portfolio turnover                         65%             65%             65%             65%
Net assets at end
  of period (000)                   $  12,732       $  17,569        $  1,394        $  8,188

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:
                                    $   0.160       $   0.160        $  0.160        $  0.079
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Class Z shares were initially offered on December 1, 1998. Per share amounts reflect activity from that date.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.


                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:



                                             Year ended June 30, 1998
                                    ========================================

                                     Class A         Class B         Class C (c)
                                    ---------       ---------       ---------
Net asset value -
   Beginning of period              $   12.690       $  12.630       $  12.630
                                    ----------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)(a)(b)                    0.070          (0.031)         (0.031)
Net realized and
  unrealized gain                        2.900           2.897           2.897
                                    ----------       ---------       ---------
   Total from Investment
      Operations                         2.970           2.866           2.866
                                    ----------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                (0.150)         (0.036)         (0.036)
From net realized
  gains                                 (1.550)         (1.550)         (1.550)
                                    ----------       ---------       ---------
   Total Distributions Declared
      to Shareholders                   (1.700)         (1.586)         (1.586)
                                    ----------       ---------       ---------
Net asset value -
   End of period                       $13.960       $  13.910       $  13.910
                                    ==========       =========       =========
Total return (d)(e)                      24.99%          24.13%          24.13%
                                    ==========       =========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                              1.52%           2.27%           2.27%
Fees and expenses waived
  or borne by the Advisor (f)             2.11%           2.11%           2.11%
Net investment income (f)                 0.52%          (0.23)%         (0.23)%
Portfolio turnover                          79%             79%             79%
Net assets at end
  of period (000)                   $    4,029       $     395       $     396

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to
                                    $    0.285       $   0.285       $   0.285
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Class D shares were redesignated Class C shares on July 1, 1997.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                            Year ended June 30, 1997
                                    ----------------------------------------
                                      Class A        Class B       Class C
                                    -----------    -----------   -----------
Net asset value -
   Beginning of period                 $10.280        $10.260       $10.260
                                    -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income(a)(b)                           0.141          0.058         0.058
Net realized and
  unrealized gain                        2.428          2.413         2.413
                                    -----------    -----------   -----------
   Total from Investment
      Operations                         2.569          2.471         2.471
                                    -----------    -----------   -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                (0.159)        (0.101)       (0.101)
Net asset value -
   End of period                       $12.690        $12.630       $12.630
                                    ===========    =========================
Total return (c)(d)                     25.23%         24.23%        24.23%
                                    ===========    ===========   ===========

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                             1.55%          2.30%         2.30%
Fees and expenses waived
  or borne by the Advisor (e)            2.64%          2.64%         2.64%
Net investment income (e)                1.27%          0.52%         0.52%
Portfolio turnover                        129%           129%          129%
Net assets at end
  of period (000)                      $ 3,217          $ 319         $ 319

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to
                                       $ 0.292        $ 0.292       $ 0.292

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                                            Year ended June 30, 1996 (c)
                                    ----------------------------------------
                                      Class A        Class B       Class C
                                    -----------    -----------   -----------
Net asset value -
   Beginning of period                 $ 9.940        $ 9.940       $ 9.940
                                    -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income(a)(b)                           0.044          0.024         0.024
Net realized and
  unrealized gain                        0.296          0.296         0.296
                                    -----------    -----------   -----------
   Total from Investment
      Operations                         0.340          0.320         0.320
                                    -----------    -----------   -----------
Net asset value -
   End of period                       $10.280        $10.260       $10.260
                                    ===========    =========================
Total return (d)(e)                      3.42% (f)      3.22% (f)     3.22% (f)
                                    ===========    ===========   ===========

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                             1.55%          2.30%         2.30% (h)
Fees and expenses waived
  or borne by the Advisor (g)            1.55%          1.55%         1.55% (h)
Net investment income (g)                1.77%          1.02%         1.02% (h)
Portfolio turnover                         16% (f)        16% (f)       16% (f)
Net assets at end
  of period (000)                      $ 2,570          $ 257         $ 257

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to
                                       $ 0.039        $ 0.039       $ 0.039

(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.